Significant Accounting Policies (Policy)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Basis Of Presentation

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed consolidated financial statements of eMagin Corporation and its subsidiary reflect all adjustments, including normal recurring accruals, necessary for a fair presentation.  All significant intercompany balances and transactions have been eliminated in consolidation.  Certain information and footnote disclosure normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to instructions, rules and regulations prescribed by the Securities and Exchange Commission.  The Company believes that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited condensed consolidated financial statements are read in conjunction with the audited consolidated financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016.  The results of operations for the period ended September 30, 2017 are not necessarily indicative of the results to be expected for the full year.  The consolidated condensed financial statements as of December 31, 2016 are derived from audited financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016.

Basis of presentation

The accompanying consolidated financial statements include the accounts of eMagin Corporation and its wholly owned subsidiary.  All intercompany transactions have been eliminated in consolidation. The Company manages its operations on a consolidated, integrated basis in order to optimize its equipment and facilities and to effectively service its global customer base, and concludes that it operates in a single business segment.

Use Of Estimates

Use of estimates

In accordance with accounting principles generally accepted in the United States of America, management utilizes certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis, management evaluates its estimates and judgments related to, among others, allowance for doubtful accounts, warranty reserves, inventory reserves, stock-based compensation expense, deferred tax asset valuation allowances, litigation and other loss contingencies. Management bases its estimates and judgments on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Use of estimates

In accordance with accounting principles generally accepted in the United States of America, management utilizes certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis, management evaluates its estimates and judgments related to, among others, allowance for doubtful accounts, warranty reserves, inventory reserves, stock-based compensation expense, deferred tax asset valuation allowances, litigation and other loss contingencies. Management bases its estimates and judgments on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Revenues And Cost Recognition

Revenues and Cost Recognition

Revenues from product sales are recognized when persuasive evidence of an arrangement exists, such as when a purchase order or contract is received from the customer, the price is fixed, title and risk of loss to the goods has changed and there is a reasonable assurance of collection of the sales proceeds. We obtain written purchase authorizations from our customers for a specified amount of product at a specified price and consider delivery to have occurred at the time of shipment. Product revenue is generally recognized when products are shipped to customers.

Revenues from research and development activities relating to firm fixed-price contracts and cost-type contracts are generally recognized on the percentage-of-completion method of accounting as costs are incurred (cost-to-cost basis). Progress is generally based on a cost-to-cost approach; however, an alternative method may be used such as physical progress, labor hours or others depending on the type of contract.  Physical progress is determined as a combination of input and output measures as deemed appropriate by the circumstances.  Contract costs include all direct material, labor and subcontractor costs and an allocation of allowable indirect costs as defined by each contract, as periodically adjusted to reflect revised agreed upon rates. These rates are subject to audit by the other party.

Revenues from sales or licenses of intellectual property are recognized when transferred to the customer, provided the license has stand-alone value and the contract provides the right to use the intellectual property as it exists at the point the license is granted, without further obligations of the Company to update the intellectual property after the license is transferred.  If the license does not have standalone value, then the license is combined with other deliverables, such as Research and Development (“R&D”) or manufacturing services into a single unit of account.  Revenue from the single unit of account is recognized when earned, typically as the R&D or manufacturing services are performed over the life of the contract.

Revenue and cost recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, selling price is fixed or determinable and collection is reasonably assured.   Product revenue is generally recognized when products are shipped to customers.

The Company also earns revenues from certain research and development (“R&D”) activities (contract revenues) under both firm fixed-price contracts and cost-type contracts.  Revenues relating to firm fixed-price contracts and cost-type contracts are generally recognized on the percentage-of-completion method of accounting as costs are incurred (cost-to-cost basis).  Progress is generally based on a cost-to-cost approach; however, an alternative method may be used such as physical progress, labor hours or others depending on the type of contract.   Physical progress is determined as a combination of input and output measures as deemed appropriate by the circumstances.  Contract costs include all direct material and labor costs and an allocation of allowable indirect costs as defined by each contract, as periodically adjusted to reflect revised agreed upon rates. These rates are subject to audit by the other party.

Product Warranty

Product warranty

The Company generally offers a one-year product replacement warranty. The standard policy is to repair or replace the defective products. The Company accrues for estimated returns of defective products at the time revenue is recognized based on historical activity as well as for specific known product issues. The determination of these accruals requires the Company to make estimates of the frequency and extent of warranty activity and estimate future costs to replace the products under warranty. If the actual warranty activity and/or repair and replacement costs differ significantly from these estimates, adjustments to cost of revenue may be required in future periods.

The following table provides a summary of the activity related to the Company's warranty liability included in other current liabilities, (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Beginning balance	$589	$540	$584	$599
Warranty accruals	(17)	(105)	118	3
Warranty claims	(8)	(23)	(138)	(190)
Ending balance	$564	$412	$564	$412

Product warranty

The Company offers a one-year product replacement warranty. In general, the standard policy is to repair or replace the defective products. The Company accrues for estimated returns of defective products at the time revenue is recognized based on historical experience as well as for specific known product issues. The determination of these accruals requires the Company to make estimates of the frequency and extent of warranty activity and estimate future costs to replace the products under warranty. If the actual warranty activity and/or repair and replacement costs differ significantly from these estimates, adjustments to cost of revenue may be required in future periods.

Research And Development Expenses		Research and development expenses Research and development costs are expensed as incurred.
Cash And Cash Equivalents		Cash and cash equivalents All highly liquid instruments with an original maturity of three months or less at the date of purchase are considered to be cash equivalents.
Accounts Receivable

Accounts receivable

The majority of the Company’s commercial accounts receivable are due from Original Equipment Manufacturers ("OEM’s”). Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not required. Accounts receivable are payable in U.S. dollars, are due within 30-90 days and are stated at amounts due from customers net of an allowance for doubtful accounts. Any account outstanding longer than the contractual payment terms is considered past due.

Unbilled Accounts Receivable	Unbilled Accounts Receivable Unbilled accounts receivable represents contract revenue recognized but not yet invoiced due to contract terms or the timing of the accounting invoicing cycle.

Unbilled accounts receivable

Unbilled receivables principally represent revenues recorded under the percentage-of-completion method of accounting that have not been billed to customers in accordance with the contractual terms of the arrangement.   We anticipate that the majority of the balance at December 31, 2016 will be collected during the 2017 fiscal year.  As of December 31, 2016 and 2015, unbilled accounts receivable was $1.4 million and $1.4 million, respectively.

Allowance For Doubtful Accounts

Allowance for doubtful accounts

The allowance for doubtful accounts reflects an estimate of probable losses inherent in the accounts receivable balance. The allowance is determined based on a variety of factors, including the length of time receivables are past due, historical experience, the customer's current ability to pay its obligation, and the condition of the general economy and the industry as a whole.  The Company will record a specific reserve for individual accounts when the Company becomes aware of a customer's inability to meet its financial obligations, deterioration in the customer's operating results or financial position, or deterioration in the customer’s credit history. If circumstances related to customers change, the Company would further adjust estimates of the recoverability of receivables.  Account balances, when determined to be uncollectible, are charged against the allowance.

Inventories

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the first-in first-out method. Cost includes materials, labor, and manufacturing overhead related to the purchase and production of inventories. The Company regularly reviews inventory quantities on hand, future purchase commitments with the Company’s suppliers, and the estimated utility of the inventory. If the Company review indicates a reduction in utility below carrying value, the inventory is reduced to a new cost basis.

Equipment, Furniture And Leasehold Improvements

Equipment, furniture and leasehold improvements

Equipment, furniture and leasehold improvements are stated at cost. Depreciation on equipment is calculated using the straight-line method of depreciation over the estimated useful life ranging from three to 10 years. Amortization of leasehold improvements is calculated by using the straight-line method over the shorter of their estimated useful lives or lease terms. Expenditures for maintenance and repairs are charged to expense as incurred.

The Company performs impairment tests on its long-lived assets when circumstances indicate that their carrying amounts may not be recoverable. If required, recoverability is tested by comparing the estimated future undiscounted cash flows of the asset or asset group to its carrying value. Impairment losses, if any, are recognized based on the excess of the assets' carrying amounts over their estimated fair values.

Intangible Assets

Intangible Assets – Patents

Acquired patents are recorded at purchase price as of the date acquired and amortized over the expected useful life which is generally the remaining life of the patent.

The total intangible amortization expense was approximately $14 thousand and $41 thousand for the three and nine month periods ended September 30, 2017 and 2016, respectively.  Estimated future amortization expense as of September 30, 2017 is as follows (in thousands):

Fiscal Years Ending December 31,	Total Amortization
(unaudited)
2017 (three months remaining)	$13
2018	54
2019	32
2020	9
2021	8
Later years	32
$148

Intangible assets

Included in the Company’s intangible assets are patents that are recorded at purchase price as of the date acquired and amortized over the expected useful life which is generally the remaining life of the patent.  In 2014, the Company purchased several patents for $290 thousand which are being amortized over their remaining useful life.  As of December 31, 2016 and 2015, intangible assets were $355 thousand less accumulated amortization of $166 thousand and $112 thousand, respectively.  As of December 31, 2016, the weighted average remaining useful life of the patents was approximately 5.3 years.

Total intangible amortization expense was approximately $54 thousand and $58 thousand for each of the years ended December 31, 2016 and 2015, respectively.   Estimated future amortization expense as of December 31, 2016 is as follows (in thousands):

Fiscal Years ending December 31,	Total Amortization

2017	$54
2018	54
2019	32
2020	9
2021	8
Later years	32
$189

Advertising

Advertising

Costs related to advertising and promotion of products are charged to sales and marketing expense as incurred.  There was no advertising expense for the years ended December 31, 2016 and 2015.

Shipping And Handling Fees		Shipping and handling fees The Company includes costs related to shipping and handling in cost of goods sold.
Income Taxes

Income taxes

The Company accounts for income taxes under an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns.  The effect on deferred tax assets and liabilities of changes in tax rates will be recognized as income or expense in the period that the change occurs.  A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.  Changes in circumstances, assumptions and clarification of uncertain tax regimes may require changes to any valuation allowances associated with the Company’s deferred tax assets.

Due to the Company’s operating loss carryforwards, all tax years remain open to examination by the major taxing jurisdictions to which the Company is subject. In the event that the Company is assessed interest or penalties at some point in the future, it will be classified in the financial statements as tax expense.

Income (Loss) Per Common Share

Net Loss per Common Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period, and excludes any dilutive effects of common stock equivalent shares such as stock options, warrants, and convertible preferred stock. Diluted loss per share is computed using the weighted average number of common shares outstanding and potentially dilutive common stock equivalent shares outstanding during the period. Common stock equivalent shares are excluded from the computation if their effect is anti-dilutive.

The Company’s Series B Convertible Preferred stock (“Preferred Stock – Series B”) is considered a participating security as the preferred stock participates in dividends with the common stock, which requires the use of the two-class method when computing basic and diluted earnings per share.  The Preferred Stock – Series B is not required to absorb any net loss. Although the Company paid a one-time special dividend in 2012, the Company does not expect to pay dividends on its common or preferred stock in the near future.

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share and share data) for the three and nine months ended September 30, 2017 and 2016:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Net loss	$(2,992)	$(2,430)	$(7,261)	$(4,581)
Income allocated to participating securities	—	—	—	—
Loss allocated to common shares	$(2,992)	$(2,430)	$(7,261)	$(4,581)

Weighted average common shares outstanding - Basic	34,972,589	30,292,166	33,214,262	29,689,458
Dilutive effect of stock options	—	—	—	—
Weighted average common shares outstanding - Diluted	34,972,589	30,292,166	33,214,262	29,689,458

Net loss per share:
Basic	$(0.09)	$(0.08)	$(0.22)	$(0.15)
Diluted	$(0.09)	$(0.08)	$(0.22)	$(0.15)

The following table sets forth the potentially dilutive common stock equivalents for the three and nine month periods ended September, 2017 and 2016 that were not included in diluted EPS as their effect would be anti-dilutive:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Options	5,142,448	5,010,993	5,142,448	5,010,993
Warrants	5,081,449	3,331,449	5,081,449	3,331,449
Convertible preferred stock	7,545,333	7,545,333	7,545,333	7,545,333
Total potentially dilutive common stock equivalents	17,769,230	15,887,775	17,769,230	15,887,775

Income (loss) per common share

Basic income (loss) per share (“Basic EPS”) is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the reporting period.  Diluted income (loss) per share (“Diluted EPS”) is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the reporting period while also giving effect to all potentially dilutive common shares that were outstanding during the reporting period.

In accordance with ASC 260, entities that have issued securities other than common stock that participate in dividends with the common stock (“participating securities”) are required to apply the two-class method to compute basic EPS.  The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security as if all such earnings had been distributed during the period.  On December 22, 2008, the Company issued Convertible Preferred Stock – Series B which participates in dividends with the Company’s common stock and is therefore considered to be a participating security. The participating convertible preferred stock is not required to absorb any net loss.  The Company uses the more dilutive method of calculating the diluted earnings per share, either the two class method or “if-converted” method.  Under the “if-converted” method, the convertible preferred stock is assumed to have been converted into common shares at the beginning of the period.

For the years ended December 31, 2016 and 2015, the Company reported a net loss and as a result, basic and diluted loss per common share are the same. Therefore, in calculating net loss per share amounts, shares underlying the potentially dilutive common stock equivalents were excluded from the calculation of diluted net income per common share because their effect was anti-dilutive.

The following is a table of the potentially dilutive common stock equivalents for the years ended December 31, 2016 and 2015 that were not included in diluted EPS as their effect would be anti-dilutive:

	For the Year Ended December 31,
	2016	2015

Options	5,055,741	4,218,139
Warrants	3,331,449	2,600,000
Convertible preferred stock	7,545,333	7,545,333
Total potentially dilutive common stock equivalents	15,932,523	14,363,472

Comprehensive Income (Loss)

Comprehensive income (loss)

Comprehensive income (loss) refers to net income (loss) and other revenue, expenses, gains and losses that, under generally accepted accounting principles, are recorded as an element of shareholders’ equity but are excluded from the calculation of net income (loss).

The Company's operations did not give rise to any material items includable in comprehensive income (loss), which were not already in net income (loss) for the years ended December 31, 2016 and 2015. Accordingly, the Company's comprehensive income (loss) is the same as its net income (loss) for the periods presented.

Stock-Based Compensation

Stock-based compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair values of stock options are estimated at the date of grant using the Black-Scholes option valuation model. Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method.

Concentration Of Credit Risk

Concentration of credit risk

The majority of eMagin’s products are sold throughout North America, Asia, and Europe.  Sales to the Company’s recurring customers are generally made on open account while sales to occasional customers are typically made on a prepaid basis.  eMagin performs periodic credit evaluations on its recurring customers and generally does not require collateral.  An allowance for doubtful accounts is maintained for credit losses.

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and short-term investments.  The Company’s cash and cash equivalents are deposited with financial institutions which, at times, may exceed federally insured limits.  The Company invests surplus cash in a government money market fund that consists of U.S Government obligations and repurchase agreements collateralized by U.S. Government Obligations,  which is not insured. To date, the Company has not experienced any loss associated with this risk.

Evaluation Of Ability To Maintain Current Level Of Operations

Evaluation of Ability to Maintain Current Level of Operations

In connection with preparing the consolidated financial statements for the year ended December 31, 2016, management evaluated whether there were conditions and events, considered in the aggregate, that raised substantial doubt about the Company’s ability to continue as a going concern and meet its obligations as they became due for the next twelve months from the date of issuance of its 2016 financial statements. Management assessed that there were such conditions and events, including a history of recurring operating losses and negative cash flows from operating activities. The Company incurred a net loss of $8.0 million and used cash in operating activities of $8.6 million for 2016. In addition, at December 31, 2016, the Company had cash and cash equivalents of $5.2 million, outstanding borrowings under its ABL debt facility of $1.9 million, gross of debt issuance costs, and borrowing availability under the facility of $2.0 million.

Management evaluated the significance of these conditions in relation to the Company’s ability to meet its obligations as they become due. The Company’s ability to continue current operations and to execute on management’s plans is dependent on its ability to generate sufficient cash flows from operations. The Company expects that it may need additional capital to fund its operations in the next twelve months from the date of issuance of its 2016 financial statements. In March 2017, the Company entered into an unsecured debt financing arrangement with Stillwater Trust LLC, a significant investor in the Company (see Note 14). Under the financing agreement, the Company may borrow through June 30, 2018, up to $2 million for general working capital purposes and up to an additional $3 million should the Company’s existing lender not provide borrowing availability under its normal terms and conditions through its ABL debt facility. Management’s plans also include the ability to reduce certain discretionary expenses and delay capital expenditures if necessary to provide additional sources of capital.

Management believes that its plan of obtaining this additional source of capital under the Stillwater Trust LLC agreement, and its ability to take actions to reduce certain discretionary expenses and delay capital expenditures if necessary to provide additional sources of capital, alleviates the substantial doubt about the Company’s ability to continue as a going concern. Based on the Company’s current operating plan, management anticipates that, given current working capital levels, current financial projections, and the ability to borrow under its ABL debt facility and its credit facility with its largest investor, the Company will be able to meet its financial obligations as they become due over the next twelve months from the date of issuance of its 2016 financial statements and to continue as a going concern over the same period.

Recently Issued Accounting Standards

Recently issued accounting pronouncements

In January 2017, the Financial Accounting Standards Board (“FASB”) issued guidance that narrows the application of when an integrated set of assets and activities is considered a business and provides a framework to assist entities in evaluating whether both an input and a substantive process are present to be considered a business. It is expected that the new guidance will reduce the number of transactions that would need to be further evaluated and accounted for as a business. The guidance is required to be applied by the Company in the first quarter of 2018, although early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In March 2016, the FASB issued guidance which simplifies the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities, financial statement presentation of excess tax benefits or deficiencies, and classification in the Consolidated Statement of Cash Flows. The guidance is effective for interim and annual reporting periods beginning after December 15, 2016, although early adoption is permitted.  The Company elected to early adopt this guidance on a prospective basis as of December 31, 2016.  The adoption of the new accounting guidance did not have a material impact on the company’s financial statements.

In February 2016, the FASB issued guidance which changes the accounting for leases. The guidance requires lessees to recognize a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term and, a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis for all leases (with the exception of short-term leases).  Under the new guidance, leases previously defined as operating leases will be presented on the balance sheet. As a result, these leases will be recorded as an asset and a corresponding liability at the present value of the total lease payments. The asset will be decremented over the life of the lease on a pro-rata basis resulting in lease expense while the liability will be decremented using the interest method (i.e. principal and interest). As such, the Company expects the new guidance will impact the asset and liability balances of the Company’s financial statements and related disclosures at the time of adoption.  The new guidance is effective January 1, 2019.

In November 2015, the FASB issued guidance which requires deferred tax liabilities and assets be classified as noncurrent in the statement of financial position. This guidance requires entities with a classified balance sheet to present all deferred tax assets and liabilities as non-current. The guidance is effective for annual and interim periods beginning after December 15, 2016 and can be applied prospectively or retrospectively to adjustments with early adoption permitted at the beginning of an interim or annual reporting period. The adoption of the new accounting guidance did not have a material impact on the Company’s financial statements.

In July 2015, the FASB issued guidance on the measurement of inventory, which requires that inventory be measured at the lower of cost or net realizable value.   The updated standard was adopted prospectively and is effective for annual reporting periods (including interim periods therein) beginning after December 15, 2016 with early adoption permitted. The adoption of the new accounting guidance did not have a material impact on the Company’s financial statements.

In April 2015, the FASB issued guidance that simplifies the presentation of debt issuance costs. The guidance requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  The Company adopted this guidance in the first quarter of 2016 and has presented its revolving credit facility debt net of unamortized debt issuance costs in the accompanying consolidated balance sheet.

In August 2014, the FASB issued guidance which defines management’s responsibility to assess an entity’s ability to continue as a going concern; and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement was effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The Company has provided an assessment and related disclosures in Note 1 to the Condensed Consolidated Financial Statements.

In May 2014, the FASB issued guidance on the recognition of revenue from contracts with customers, which will require an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The updated standard will replace most existing revenue recognition guidance when it becomes effective.  The guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2017.  The Company is still finalizing its assessment of this guidance, but does not currently expect its adoption to have a material impact on its consolidated financial statements.  Based on the evaluation of its product, contract and licensing revenue streams, most will be recorded consistently under both the current and new guidance with differences possible in the accounting for product warranties which are not expected to be material. The Company has determined it will use the modified retrospective method as its transition method in the adoption of the new revenue guidance. The Company will continue to accumulate information that will be necessary for implementation and will identify and implement any changes in its processes, systems and controls necessary to meet the new standards enhanced reporting and disclosure requirements.   The Company will continue its evaluation of this new guidance though the date of adoption.

Recently issued accounting standards

In March 2016, the Financial Accounting Standards Board (“FASB”) issued guidance which simplifies the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities, financial statement presentation of excess tax benefits or deficiencies, and classification in the Consolidated Statement of Cash Flows. The guidance is effective for interim and annual reporting periods beginning after December 15, 2016, although early adoption is permitted.  The Company has elected to early adopt this guidance on a prospective basis as of December 31, 2016.  The adoption of the new accounting guidance did not have a material impact on its financial statements.

In February 2016, the FASB issued guidance which changes the accounting for leases. The guidance requires lessees to recognize a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term and, a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis for all leases (with the exception of short-term leases).  Under the new guidance, leases previously defined as operating leases will be presented on the balance sheet. As a result, these leases will be recorded as an asset and a corresponding liability at the present value of the total lease payments. The asset will be decremented over the life of the lease on a pro-rata basis resulting in lease expense while the liability will be decremented using the interest method (ie. principal and interest). As such, the Company expects the new guidance will materially impact the asset and liability balances of the Company’s financial statements and related disclosures at the time of adoption.  Since the new guidance is effective January 1, 2019, there will be no immediate impact on the Company’s financial statements.

In November 2015, the FASB issued guidance which requires deferred tax liabilities and assets be classified as noncurrent in the statement of financial position. This guidance requires entities with a classified balance sheet to present all deferred tax assets and liabilities as non-current. The guidance is effective for annual and interim periods beginning after December 15, 2016 and can be applied prospectively or retrospectively to adjustments with early adoption permitted at the beginning of an interim or annual reporting period. The Company does not expect the adoption of the new accounting guidance to have a material impact on its financial statements.

In July 2015, the FASB issued guidance on the measurement of inventory, which requires that inventory be measured at the lower of cost or net realizable value.   The updated standard should be adopted prospectively and is effective for annual reporting periods (including interim periods therein) beginning after December 15, 2016 with early adoption permitted. The Company does not expect the adoption of the new accounting guidance to have a material impact on its financial statements.

In April 2015, the FASB issued guidance about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a services contract. All software licenses recognized under this guidance will be accounted for consistent with other licenses of intangible assets. The guidance was effective January 1, 2016 and the Company adopted it on a prospective basis. The guidance did not have a material impact on the Company’s financial statements.

In April 2015, the FASB issued guidance that simplifies the presentation of debt issuance costs. The guidance requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  The Company adopted this guidance in the first quarter of 2016 and has presented its revolving credit facility debt net of unamortized debt issuance costs in the accompanying consolidated balance sheet.

In November 2014, the FASB issued guidance to eliminate the diversity in practice for the accounting for hybrid financial instruments issued in the form of a share.  The guidance requires management to consider all terms and features, whether stated or implied, of a hybrid instrument when determining whether the nature of the instrument is more akin to a debt instrument or an equity instrument. Embedded derivative features, which are accounted for separately from host contracts, should also be considered in the analysis of the hybrid instrument. The Company adopted the guidance effective January 1, 2016 and it did not have an impact on its financial statements.

In August 2014, the FASB issued guidance which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement was effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The Company has provided an assessment and related disclosures in Note 2 to the Consolidated Financial Statements.

In May 2014, the FASB issued guidance on the recognition of revenue from contracts with customers, which will require an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The updated standard will replace most existing revenue recognition guidance in U.S. Generally Accepted Accounting Principles (GAAP) when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. In July 2015, the FASB voted to defer the effective date for annual reporting periods beginning after December 15, 2017 (including interim reporting periods within those periods) and permitted early adoption of the standard, but not before the original effective date of December 15, 2016.  The Company expects the updated standard to become effective for it in the first quarter of fiscal 2018. The Company has not yet selected a transition method and is currently evaluating the effect that the updated standard will have on its financial statements.